LEASE LIABILITIES (Details Textual)	Dec. 31, 2025
Category I Leases [Member] | Bottom of range [Member]
Disclosure of lease liabilities [line items]
Borrowings, adjustment to interest rate basis	7.50%
Category I Leases [Member] | Top of range [Member]
Disclosure of lease liabilities [line items]
Borrowings, adjustment to interest rate basis	8.50%
Category II Leases [Member] | Bottom of range [Member]
Disclosure of lease liabilities [line items]
Borrowings, adjustment to interest rate basis	4.50%
Category II Leases [Member] | Top of range [Member]
Disclosure of lease liabilities [line items]
Borrowings, adjustment to interest rate basis	11.80%